Share-based Compensation - Equity Award Modifications (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 19, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense not yet recognized, options					$ 8,914
Exercise prices (in dollars per share)					$ 19.30	$ 21.81	$ 26.12	$ 25.84
Number of stock options outstanding (in shares)					9,903	10,928	11,427	10,919
Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense					$ 15,000
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average stock closing price period	20 days
Exercise prices (in dollars per share)	$ 17.44
Class A Common Stock | Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)	$ 17.44
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding (in shares)	5,300
Class B Common Stock | Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			$ 5,100
Stock compensation expense not yet recognized, options					$ 2,500
2013 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices (in dollars per share)		$ 23.20		$ 23.20
2013 Long-Term Incentive Plan | Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares affected in modification of stock options (in shares)		5,338
Stock compensation expense				$ 6,000
Stock compensation expense not yet recognized, options		$ 5,000		$ 5,000